21. SUPPLEMENTAL CASH FLOW INFORMATION	24 Months Ended
Dec. 31, 2020
Notes
21. SUPPLEMENTAL CASH FLOW INFORMATION

21.   SUPPLEMENTAL CASH FLOW INFORMATION

During the year ended December 31, 2020, the Company:

-Issued in total 2,000,000 common shares valued at $100,000 related to the acquisition of HealthTab (see Notes 4 and 14).

-Issued in total 3,480,000 common shares valued at $52,200 as bonus shares under a loan agreement (see Note 13).

-Issued 5,477,965 common shares in exchange for services received and to settle payables of $136,949.

During the year ended December 31, 2019 the Company:

-issued in total 1,111,110 common shares valued at $100,000 related to the acquisition of HealthTab (Notes 4 and 14).

-issued 125,081 common shares to a vendor valued at $11,167.

During the year ended December 31, 2018, the Company:

-granted 3,030,303 warrants valued at $51,878 to Emerald for certain intangibles (Notes 14);

-issued in total 2,666,667 common shares valued at $773,333 related to the acquisition of HealthTab (Notes 4 and 14);

-issued 909,090 common shares valued at $181,818 related to the acquisition of the Corozon Platform (Note 14);

-issued 233,450 common shares to a vendor valued at $43,915.

-issued a total of 88,800 finder’s warrants with a fair value of $9,332 (Note 14).